Issued Capital (Tables)	12 Months Ended
Jun. 30, 2025
Issued Capital [Abstract]
Schedule of Ordinary Shares
	Consolidated
	30 June 2025	30 June 2024	30 June 2025	30 June 2024
	Shares	Shares	$	$

Ordinary shares - fully paid	10,028,025	8,118,075	33,945,869	26,608,227

Schedule of Movements in Ordinary Share Capital

Movements in ordinary share capital

Details	Date	Shares	Issue price	$

Opening balance	1 July 2024	8,118,075		26,608,227
Initial public offering	30 October 2024	1,300,000	$6.08	7,913,463
Shares issued in Lieu of Marketing fees	15 November 2024	45,000	$2.55	114,750
Shares issued in Lieu of Investor fees	25 November 2024	68,027	$4.52	307,482
Share issued in lieu of advisory fee	31 October 2024	100,000	$3.61	361,000
Lincoln Park Share Purchase Agreement Commitment Shares	13 March 2025	175,000	$1.35	237,717
Share conversion of convertible notes	21 January 2025	201,923	$2.14	432,115
Shares issued to ARC Group for IPO related fees	31 October 2024	20,000	$7.60	152,048
Capital raising cost	1 July 2024	-	$0.00	(2,180,933)

		10,028,025		33,945,869

Closing balance	30 June 2025	10,028,025		33,945,869